First Trust WCM Focused Global Growth Fund
Portfolio of Investments
September 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) – 94.9%
	Canada – 1.4%
75,166	Waste Connections, Inc.	$13,214,183
	Cayman Islands – 7.7%
209,638	Sea Ltd., ADR (c)	37,468,600
436,700	Tencent Holdings Ltd. (HKD)	37,205,597
		74,674,197
	Denmark – 1.0%
174,528	Novo Nordisk A.S., Class B (DKK)	9,460,617
	Germany – 6.0%
96,279	Heidelberg Materials AG (EUR)	21,652,115
315,268	Siemens Energy AG (EUR) (c)	36,799,358
		58,451,473
	India – 1.8%
592,673	ICICI Bank, Ltd., ADR	17,916,505
	Ireland – 1.9%
38,392	Linde PLC	18,236,200
	Japan – 2.8%
310,500	Nintendo Co., Ltd. (JPY)	26,885,435
	Netherlands – 2.8%
8,660	Adyen N.V. (EUR) (c) (d) (e)	13,878,328
27,507	Ferrari N.V. (EUR)	13,292,454
		27,170,782
	Sweden – 4.4%
692,477	SAAB AB, Class B (SEK)	42,257,397
	Taiwan – 4.2%
962,000	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD)	41,190,695
	United Kingdom – 12.1%
689,412	3i Group PLC (GBP)	37,912,807
96,349	AstraZeneca PLC (GBP)	14,489,610
990,750	BAE Systems PLC (GBP)	27,435,345
2,355,499	Rolls-Royce Holdings PLC (GBP)	37,698,136
		117,535,898
	United States – 48.8%
169,097	Amazon.com, Inc. (c)	37,128,628
151,515	AppLovin Corp., Class A (c)	108,869,588
70,671	Arthur J. Gallagher & Co.	21,889,636
252,388	Corning, Inc.	20,703,388
270,333	Corteva, Inc.	18,282,621
16,935	GE Vernova, Inc.	10,413,331
67,885	General Electric Co.	20,421,166
99,244	GoDaddy, Inc., Class A (c)	13,579,556
120,320	Illumina, Inc. (c)	11,426,790
47,186	LPL Financial Holdings, Inc.	15,698,310
27,709	McKesson Corp.	21,406,311
56,411	Microsoft Corp.	29,218,077
Shares	Description	Value

	United States (Continued)
129,160	NVIDIA Corp.	$24,098,673
67,962	Reinsurance Group of America, Inc.	13,057,539
246,350	Robinhood Markets, Inc., Class A (c)	35,272,393
35,576	UnitedHealth Group, Inc.	12,284,393
33,943	Vertex Pharmaceuticals, Inc. (c)	13,293,437
63,478	Visa, Inc., Class A	21,670,120
194,458	Western Digital Corp.	23,346,627
		472,060,584
	Total Investments – 94.9%	919,053,966
	(Cost $588,964,255)
	Net Other Assets and Liabilities – 5.1%	49,182,564
	Net Assets – 100.0%	$968,236,530

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)
This security is exempt from registration upon resale under
Rule 144A of the 1933 Act and may be resold in transactions
exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
SEK	– Swedish Krona
TWD	– New Taiwan Dollar
USD	– United States Dollar

First Trust WCM Focused Global Growth Fund
Portfolio of Investments (Continued)
September 30, 2025 (Unaudited)

Currency Exposure Diversification	% of Total Investments
USD	60.8%
GBP	12.8
EUR	9.3
SEK	4.6
TWD	4.5
HKD	4.1
JPY	2.9
DKK	1.0
Total	100.0%

Sector Allocation	% of Total Investments
Information Technology	28.4%
Industrials	20.5
Financials	19.3
Consumer Discretionary	9.6
Health Care	8.9
Communication Services	7.0
Materials	6.3
Total	100.0%

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of September 30, 2025 is as follows:
	Total Value at 9/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$919,053,966	$919,053,966	$—	$—

*	See Portfolio of Investments for country breakout.